Investments in associates and joint arrangements (Tables)	12 Months Ended
Mar. 31, 2018
Investments in associates and joint arrangements
Schedule of joint operations

		Country of
		incorporation or	Percentage[1]
Name of joint operation	Principal activity	registration	shareholdings
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2018 rounded to the nearest tenth of one percent.

Schedule of joint ventures and associates

	2018	2017
	€m	€m
Investment in joint ventures	2,097	2,689
Investment in associates	441	449
31 March	2,538	3,138

Schedule of joint ventures

		Country of
		incorporation or	Percentage[1]
Name of joint venture	Principal activity	registration	shareholdings
VodafoneZiggo Group Holding B.V.[3]	Network operator	Netherlands	50.0
Indus Towers Limited[2]	Network infrastructure	India	42.0
Vodafone Hutchison Australia Pty Limited[3]	Network operator	Australia	50.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2018 rounded to the nearest tenth of one percent.
2	42% of Indus Towers Limited is held by Vodafone India Limited (‘VIL’).
3	Vodafone Hutchison Australia Pty Limited and VodafoneZiggo Group Holding B.V. have a year end of 31 December.

Schedule of aggregated financial information for group's joint ventures

				(Loss)/profit from			Other comprehensive			Total comprehensive
	Investment in joint ventures			continuing operations			income			(expense)/income
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
VodafoneZiggo Group Holding B.V.	2,119	2,736	—	(398)	(160)	—	1	2	—	(397)	(158)	—
Indus Towers Limited	893	1,032	982	135	98	101	—	—	—	135	98	101
Vodafone Hutchison Australia Pty Limited	(979)	(1,156)	(1,032)	32	(59)	(153)	—	—	(1)	32	(59)	(154)
Other	64	77	79	(15)	(14)	(39)	—	—	—	(15)	(14)	(39)
Total	2,097	2,689	29	(246)	(135)	(91)	1	2	(1)	(245)	(133)	(92)

Schedule of financial information of each of Group's material equity accounted joint ventures

	VodafoneZiggo Group						Vodafone Hutchison
	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m
Income statement and statement of comprehensive income
Revenue	3,972	1,014	—	2,477	2,379	2,277	2,518	2,287	2,354
Depreciation and amortisation	(2,232)	(764)	—	(303)	(407)	(489)	(483)	(473)	(517)
Interest income	6	23	—	16	22	10	3	3	2
Interest expense	(543)	(117)	—	(74)	(91)	(86)	(230)	(240)	(268)
Income tax income/(expense)	287	105	—	(316)	(267)	(186)	1	—	—
(Loss)/profit from continuing operations	(795)	(320)	—	322	234	240	64	(117)	(306)
Other comprehensive income/(expense)	3	3	—	—	—	—	—	—	(2)
Total comprehensive (expense)/income	(792)	(317)	—	322	234	240	64	(117)	(308)
Statement of financial position
Non-current assets	18,721	20,303		1,598	1,995		3,241	2,317
Current assets	773	721		520	326		194	892
Non-current liabilities	(13,303)	(14,015)		(476)	(545)		(4,478)	(1,460)
Current liabilities	(1,953)	(1,538)		(814)	(825)		(1,125)	(4,301)
Equity shareholders’ funds	(4,238)	(5,471)		(828)	(951)		2,168	2,552
Cash and cash equivalents within current assets	355	273		15	29		104	68
Non-current liabilities excluding trade and other payables and provisions	(12,510)	(13,668)		(136)	(188)		(4,453)	(1,435)
Current liabilities excluding trade and other payables and provisions	(1)	—		(396)	(375)		(464)	(3,563)

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	VodafoneZiggo Group Holding B.V.		Indus Towers Limited		Vodafone Hutchison Australia Pty Limited
	2018	2017	2018	2017	2018	2017
	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	4,238	5,471	828	951	(2,168)	(2,552)
Interest in joint ventures (50%/42%/50%)	2,119	2,736	348	399	(1,084)	(1,276)
Goodwill	—	—	545	633	105	120
Carrying value	2,119	2,736	893	1,032	(979)	(1,156)

Schedule of associates

		Country of
		incorporation or	Percentage[1]
Name of associate	Principal activity	registration	shareholdings
Safaricom Limited[2,3]	Network operator	Kenya	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2018 rounded to the nearest tenth of one percent.
2	The Group also holds two non-voting shares.
3	At 31 March 2018 the fair value of Safaricom Limited was KES 496 billion (€3,996 million) based on the closing quoted share price on the Nairobi Stock Exchange.

Schedule of aggregated financial information for group's associates

				Profit from			Other comprehensive			Total comprehensive
	Investment in associates			continuing operations			expense			income

	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Total	441	449	450	187	182	151	—	—	—	187	182	151